111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  April 8, 2011

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                                  (CIK 1472904)
                   -------------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one unit investment trust, Advisors Risk Mitigated Return Portfolio, Q-GSP Series 1 (the "Trust"), which will invest in a portfolio of U.S. Treasury Obligations and index-linked options. The Trust will be similar to the unit investment trust included in FT 1102 (File No. 333-133085) which was declared effective by the U.S. Securities and Exchange Commission (the "Commission") on August 28, 2006. Similar to the options held by FT 1102, the options held by the Trust will be over-the-counter options. Unlike FT 1102, however, the options are anticipated to represent a de minimis portion of the Trust's net asset value as of the Trust's date of deposit. While prior series of the Fund have invested in exchange-traded options prior series have not invested in over-the-counter options. See, e.g., Advisors Disciplined Trust 625 (File No. 333-169244), declared effective by the Commission on February 15, 2011. Accordingly, we request limited review of the disclosures in the Registration Statement related to the Trust's investments in over-the-counter options. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series of the Fund and disclosures related to the options have been prepared in substantial conformity with materials submitted on behalf of the unit investment trusts cited above.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about May 25, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.





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     No notification of registration or registration statement under the
Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under File No. 811-21056 for Advisors Disciplined Trust are intended to apply to this series of the Fund.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ MARK J. KNEEDY
                                  ----------------------------
                                        Mark J. Kneedy


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